EQUITY-BASED COMPENSATION (Summary Of PSU Activity) (Details) - Time Vested PSUs [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units | shares	327,403
Vested, Units | shares	(136,885)
Forfeited, Units | shares	(6,038)
Outstanding balances at end, Units | shares	184,480
Outstanding balances at beginning, Weighted-Average Grant Date Fair Value | $ / shares	$ 93.84
Vested, Weighted-Average Grant Date Fair Value | $ / shares	100.65
Forfeited, Weighted-Average Grant Date Fair Value | $ / shares	100.65
Outstanding balances at end, Weighted-Average Grant Date Fair Value | $ / shares	$ 126.94